                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)


           First Golden American Life Insurance Company of New York

                             Prospectus Supplement

                               December 31, 1998

                                    to the
                        Prospectus dated May 1, 1998 as
        supplemented June 8, 1998, July 17, 1998, and August 18, 1998 for
                            GoldenSelect/r/ DVA PLUS
           Deferred Combination Variable and Fixed Annuity Contracts


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   | The  following  sentence is added  to the end  of the subsection titled |
   | "Selling the Contract" beginning on page 41 of your prospectus.         |
   |                                                                         |
   | Additionally, we intend to reimburse registered representatives for any | | covered actual expenses they incur with regard to the distribution of | | the Contract as provided for under the non-cash compensation regulation |
   | recently adopted by the NASD and approved by the SEC.                   |
   |                                                                         |
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     This supplement should be retained with your GoldenSelect/r/ Prospectus.


     FG3120-PAY                                                      12/31/98